Exhibit 99.1

MVW 2020-1 LLC

Timeshare Loan-Backed Notes, Series 2020-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Marriott Ownership Resorts, Inc.

2 July 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marriott Ownership Resorts, Inc.

6649 Westwood Boulevard

Orlando, Florida 32821

Re:            MVW 2020-1 LLC (the “Issuer”)

Timeshare Loan-Backed Notes, Series 2020-1 (the “Notes”)

Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Marriott Ownership Resorts, Inc. (“MORI”) and Credit Suisse Securities (USA) LLC (the “Structuring Agent,” together with MORI, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of timeshare interest loans relating to Marriott Vacation Club (the “MVC Timeshare Loans”), Vistana Signature Experiences (the “VSE Timeshare Loans”) and Hyatt Vacation Ownership (the “HVO Timeshare Loans,” together with the MVC Timeshare Loans and VSE Timeshare Loans, the “Timeshare Loans”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, MORI provided us with:
a.	Electronic data files:
i.

Labeled “2020-1 AUP MVC sample selection data tape.xlsx” and the corresponding record layout and decode information, as applicable (the “MVC Sample Data File”), that MORI indicated contains information relating to 160 timeshare interest loans relating to Marriott Vacation Club (the “MVC Sample Timeshare Loans”) as of 29 February 2020 (the “Preliminary Cut-Off Date”),

	ii.	Labeled “2020-1 AUP_VSE HVO Data Tape_with Seasoning Field Added.xlsx” and the corresponding record layout and decode information, as applicable, containing tabs:
(1)

Labeled “VSE” (the “VSE Sample Data File”) that MORI indicated contains information relating to 83 timeshare interest loans relating to Vistana Signature Experiences (the “VSE Sample Timeshare Loans”) as of the Preliminary Cut-Off Date and

(2)

Labeled “HVO” (the “HVO Sample Data File,” together with the MVC Sample Data File and VSE Sample Data File, the “Sample Data Files”) that MORI indicated contains information relating to seven timeshare interest loans relating to Hyatt Vacation Ownership (the “HVO Sample Timeshare Loans,” together with the MVC Sample Timeshare Loans and VSE Sample Timeshare Loans, the “Sample Timeshare Loans”) as of the Preliminary Cut-Off Date and

iii.

Labeled “2020-1 Indicative Data Tape as of 5.31.20 with Seasoning.xlsx” and the corresponding record layout and decode information, as applicable (the “Statistical Base Data File,” together with the Sample Data Files, the “Provided Data Files”), containing a tab labeled “5.31.20 Data Tape – ALL” that MORI indicated contains information relating to certain timeshare loans (the “Initial Timeshare Loans”) as of 31 May 2020 (the “Statistical Cut-Off Date”) that are expected to be representative of the Timeshare Loans,

b.	Imaged copies of:
	i.	The promissory note, lost note affidavit or other related documents (collectively and as applicable, the “MVC Note”),
	ii.	The deed of trust (the “MVC Deed of Trust”),
	iii.	The mortgage (the “MVC Mortgage”),
	iv.	The note and mortgage modification (the “MVC Modification”),
	v.	The contract for purchase or other related documents (collectively and as applicable, the “MVC Contract for Purchase”),
	vi.	The contract addendum (the “MVC Contract Addendum”),
	vii.	The credit report (the “MVC Credit Report”),
	viii.	The HUD-1 uniform settlement statement (the “MVC HUD-1”),
	ix.	The summary of closing costs disbursement records, closing disclosure or other related documents (collectively and as applicable, the “MVC Closing Disclosure”) and
x.

Certain screen shots from MORI’s servicing system (the “MortgageServ System Screen Shots,” together with the MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 and MVC Closing Disclosure, the “MVC Source Documents”)

that MORI indicated relate to each MVC Sample Timeshare Loan, as applicable,
c.	Imaged copies of:
	i.	The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “VSE Note”),
	ii.	The mortgage, deed of trust or other related documents (collectively and as applicable, the “VSE Mortgage”),
	iii.	The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “VSE Purchase Agreement”),
	iv.	The credit report (the “VSE Credit Report”),
	v.	The HUD-1 uniform settlement statement (the “VSE HUD-1”),
	vi.	The truth in lending disclosure statement (the “VSE Truth in Lending Disclosure Statement”) and
vii.

Certain printed screen shots from Vistana Signature Experiences, Inc.’s or its affiliate’s servicing system (the “VSE System Screen Shots,” together with the VSE Note, VSE Mortgage, VSE Purchase Agreement, VSE Credit Report, VSE HUD-1 and VSE Truth in Lending Disclosure Statement, the “VSE Source Documents”)

that MORI indicated relate to each VSE Sample Timeshare Loan, as applicable,

d.	Imaged copies of:
	i.	The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “HVO Note”),
	ii.	The mortgage, deed of trust or other related documents (collectively and as applicable, the “HVO Mortgage”),
	iii.	The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “HVO Purchase Agreement”),
	iv.	The credit report (the “HVO Credit Report”) and
v.

Certain printed screen shots from Hyatt Vacation Ownership’s or its affiliate’s servicing system (the “HVO System Screen Shots,” together with the HVO Note, HVO Mortgage, HVO Purchase Agreement and HVO Credit Report, the “HVO Source Documents,” together with the MVC Source Documents and VSE Source Documents, the “Source Documents”)

that MORI indicated relate to each HVO Sample Timeshare Loan, as applicable,
e.	The list of relevant characteristics (the “MVC Sample Characteristics”) on the MVC Sample Data File, which is shown on Exhibit 2 to Attachment A,
f.	The list of relevant characteristics (the “VSE Sample Characteristics”) on the VSE Sample Data File, which is shown on Exhibit 3 to Attachment A,
g.

The list of relevant characteristics (the “HVO Sample Characteristics,” together with the MVC Sample Characteristics and VSE Sample Characteristics, the “Sample Characteristics”) on the HVO Sample Data File, which is shown on Exhibit 4 to Attachment A,

h.

Instructions, assumptions and methodologies (collectively, the “Provided Calculation Methodology”), which are shown on Exhibit 1 to Attachment A, that MORI indicated relate to the calculation of the characteristic(s) listed on Exhibit 1 to Attachment A (the “Provided Calculation Characteristic”) for each Initial Timeshare Loan and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

MORI indicated that the MVC Sample Timeshare Loans on the MVC Sample Data File, VSE Sample Timeshare Loans on the VSE Sample Data File and HVO Sample Timeshare Loans on the HVO Sample Data File were selected by the Structuring Agent, on behalf of MORI.  MORI or the Structuring Agent, on behalf of MORI, did not inform us as to the basis for how the Structuring Agent, on behalf of MORI, determined the number of MVC Sample Timeshare Loans, VSE Sample Timeshare Loans or HVO Sample Timeshare Loans or the methodology the Structuring Agent, on behalf of MORI, used to select the MVC Sample Timeshare Loans, VSE Sample Timeshare Loans or HVO Sample Timeshare Loans.  Additionally, MORI indicated that the Sample Timeshare Loans are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, the:
a.	160 MVC Sample Timeshare Loans are referred to as MVC Sample Timeshare Loan Numbers 1 through 160,
b.	83 VSE Sample Timeshare Loans are referred to as VSE Sample Timeshare Loan Numbers 1 through 83 and
c.	Seven HVO Sample Timeshare Loans are referred to as HVO Sample Timeshare Loan Numbers 1 through 7.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  MORI is responsible for the Provided Data Files, Source Documents, Sample Characteristics, Provided Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Statistical Base Data File, Source Documents, Provided Calculation Methodology or any other information provided to us by MORI upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Timeshare Loans, Initial Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by MORI that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Timeshare Loans,
	iii.	Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 July 2020

Attachment A Page 1 of 6

Procedures performed and our associated findings

1.

As instructed by MORI, we appended the information for each Initial Timeshare Loan on the Statistical Base Data File with the corresponding Provided Calculation Characteristic, which we calculated using the Provided Characteristic Calculation Methodology.

The Statistical Base Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

2.

For each timeshare interest loan on the MVC Sample Data File and Statistical Data File, we compared the loan number, as shown on the MVC Sample Data File, to the corresponding loan_cd (“Loan Number”), as shown on the Statistical Data File, and noted that 12 of the MVC Sample Timeshare Loans included on the MVC Sample Data File were not included on the Statistical Data File (the “Removed MVC Sample Timeshare Loans”).

The Removed MVC Sample Timeshare Loans are MVC Sample Timeshare Loan Numbers 1, 56, 59, 72, 78, 95, 107, 119, 122, 145, 148 and 160. MORI indicated that the Removed MVC Sample Timeshare Loans will not be Timeshare Loans and instructed us not to perform any procedures on the Removed MVC Sample Timeshare Loans. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by MORI described in the preceding sentence.

3.

For each timeshare interest loan on the VSE Sample Data File and Statistical Data File, we compared the Loan ID, as shown on the VSE Sample Data File, to the corresponding Loan Number, as shown on the Statistical Data File, and noted that 20 of the VSE Sample Timeshare Loans included on the VSE Sample Data File were not included on the Statistical Data File (the “Removed VSE Sample Timeshare Loans”).

The Removed VSE Sample Timeshare Loans are VSE Sample Timeshare Loan Numbers 2, 3, 4, 5, 16, 20, 22, 29, 30, 31, 43, 44, 47, 51, 70, 73, 74, 75, 77 and 80. MORI indicated that the Removed VSE Sample Timeshare Loans will not be Timeshare Loans and instructed us not to perform any procedures on the Removed VSE Sample Timeshare Loans. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by MORI described in the preceding sentence.

4.

For each timeshare interest loan on the HVO Sample Data File and Statistical Data File, we compared the Loan ID, as shown on the HVO Sample Data File, to the corresponding Loan Number, as shown on the Statistical Data File, and noted that all of the HVO Sample Timeshare Loans were included on the Statistical Data File.

Attachment A Page 2 of 6

5.

For the remaining 148 MVC Sample Timeshare Loans, we compared the MVC Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the MVC Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the MVC Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 2 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

The MVC Source Document(s) that MORI instructed us to use for each MVC Sample Characteristic are indicated on Exhibit 2 to Attachment A. Unless otherwise indicated in the notes to Exhibit 2 to Attachment A, where more than one MVC Source Document is listed for a MVC Sample Characteristic, MORI instructed us to note agreement if the information on the MVC Sample Data File for the MVC Sample Characteristic agreed with the corresponding information in at least one of the MVC Source Documents that are listed for such MVC Sample Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various MVC Source Documents for any of the MVC Sample Characteristics listed on Exhibit 2 to Attachment A.

6.

For the remaining 63 VSE Sample Timeshare Loans, we compared the VSE Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the VSE Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the VSE Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 3 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was in agreement.

The VSE Source Document(s) that MORI instructed us to use for each VSE Sample Characteristic are indicated on Exhibit 3 to Attachment A. Unless otherwise indicated in the notes to Exhibit 3 to Attachment A, where more than one VSE Source Document is listed for a VSE Sample Characteristic, MORI instructed us to note agreement if the information on the VSE Sample Data File for the VSE Sample Characteristic agreed with the corresponding information in at least one of the VSE Source Documents that are listed for such VSE Sample Characteristic on Exhibit 3 to Attachment A. We performed no procedures to reconcile any differences that may exist between various VSE Source Documents for any of the VSE Sample Characteristics listed on Exhibit 3 to Attachment A.

Attachment A Page 3 of 6

7.

For the HVO Sample Timeshare Loans, we compared the HVO Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the HVO Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the HVO Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 4 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

The HVO Source Document(s) that MORI instructed us to use for each HVO Sample Characteristic are indicated on Exhibit 4 to Attachment A. Unless otherwise indicated in the notes to Exhibit 4 to Attachment A, where more than one HVO Source Document is listed for a HVO Sample Characteristic, MORI instructed us to note agreement if the information on the HVO Sample Data File for the HVO Sample Characteristic agreed with the corresponding information in at least one of the HVO Source Documents that are listed for such HVO Sample Characteristic on Exhibit 4 to Attachment A. We performed no procedures to reconcile any differences that may exist between various HVO Source Documents for any of the HVO Sample Characteristics listed on Exhibit 4 to Attachment A.

8.

For the 148 MVC Sample Timeshare Loans included on the Statistical Data File, we compared the MVC Sample Characteristics (subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item), as shown on the MVC Sample Data File, to the corresponding information on the Statistical Data File. Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in the preceding paragraph(s) of this Item, MORI instructed us:
	a.	Not to compare the current balance and next payment due date MVC Sample Characteristics due to the passage of time between the Preliminary Cut-Off Date and Statistical Cut-Off Date and

b.

Not to compare the credit score MVC Sample Characteristic for each MVC Sample Timeshare Loan on the Statistical Data File with a credit score value of “0,” “1,” “5” or “999,” as shown on the MVC Sample Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

Attachment A Page 4 of 6

9.

For the 63 VSE Sample Timeshare Loans included on the Statistical Data File, we compared the VSE Sample Characteristics (subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item), as shown on the VSE Sample Data File, to the corresponding information on the Statistical Data File. All such compared information was in agreement.

For the purpose of the procedures described in the preceding paragraph(s) of this Item, MORI instructed us:
	a.	Not to compare the current loan balance and remaining term to maturity (months) VSE Sample Characteristics due to the passage of time between the Preliminary Cut-Off Date and Statistical Cut-Off Date,

	b.	For the purpose of comparing the state or country VSE Sample Characteristic for each VSE Sample Timeshare Loan on the Statistical Data File, to ignore differences due to abbreviation or truncation and

c.

Not to compare the credit score VSE Sample Characteristic for each VSE Sample Timeshare Loan on the Statistical Data File with a credit score value of “0,” “1,” “36” or “999,” as shown on the VSE Sample Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

10.

For the seven HVO Sample Timeshare Loans included on the Statistical Data File, we compared the HVO Sample Characteristics (subject to the instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item), as shown on the HVO Sample Data File, to the corresponding information on the Statistical Data File. Except for the information shown on Exhibit 8 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in the preceding paragraph(s) of this Item, MORI instructed us:
a.

Not to compare the current loan balance and remaining term to maturity (months) HVO Sample Characteristics due to the passage of time between the Preliminary Cut-Off Date and Statistical Cut-Off Date and

	b.	For the purpose of comparing the state or country HVO Sample Characteristic for each HVO Sample Timeshare Loan on the Statistical Data File, to ignore differences due to abbreviation or truncation.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

Attachment A Page 5 of 6

11.	For:
	a.	The 148 MVC Sample Timeshare Loans included on the Statistical Data File, we compared the:
		i.	Current balance and
		ii.	Next payment due date and
	b.	MVC Sample Timeshare Loan Number 24 included on the Statistical Data File, we compared the maturity date (month/year)

MVC Sample Characteristics, as shown on the Statistical Data File, to the corresponding information located in the MortgageServ System Screen Shots, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note. All such compared information was in agreement.

MORI indicated that certain of the MortgageServ System Screen Shots contained account activity that occurred after the Statistical Cut-Off Date. For the purpose of comparing the MVC Sample Characteristics described in the preceding paragraph(s) of this Item for each MVC Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the MortgageServ System Screen Shots that occurred on or prior to the Statistical Cut-Off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

12.	For the 63 VSE Sample Timeshare Loans included on the Statistical Data File, we compared the:
	a.	Current loan balance and
	b.	Remaining term to maturity (months),

VSE Sample Characteristics, as shown on the Statistical Data File, to the corresponding information located in the VSE System Screen Shots or to the corresponding information we recalculated using information located on Statistical Data File, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note. All such compared information was in agreement.

MORI indicated that certain of the VSE System Screen Shots contained account activity that occurred after the Statistical Cut-Off Date. For the purpose of comparing the current loan balance VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the VSE System Screen Shots that occurred on or prior to the Statistical Cut-Off Date.

Attachment A Page 6 of 6

12.	(continued)

For the purpose of comparing the remaining term to maturity (months) VSE Sample Characteristic for the 63 VSE Sample Timeshare Loans included on the Statistical Data File, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

	a.	Original term to maturity (months) and
	b.	Seasoning,
both as shown on the Statistical Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

13.	For the seven HVO Sample Timeshare Loans included on the Statistical Data File, we compared the:
	a.	Current loan balance and
	b.	Remaining term to maturity (months),

HVO Sample Characteristics, as shown on the Statistical Data File, to the corresponding information located in the HVO System Screen Shots or to the corresponding information we recalculated using information located on Statistical Data File, subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note. All such compared information was in agreement.

MORI indicated that certain of the HVO System Screen Shots contained account activity that occurred after the Statistical Cut-Off Date. For the purpose of comparing the current loan balance HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the HVO System Screen Shots that occurred on or prior to the Statistical Cut-Off Date.

For the purpose of comparing the remaining term to maturity (months) HVO Sample Characteristic for the seven HVO Sample Timeshare Loans included on the Statistical Data File, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

	a.	Original term to maturity (months) and
	b.	Seasoning,
both as shown on the Statistical Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by MORI described above.

Exhibit 1 to Attachment A

Provided Calculation Methodology

For the purpose of calculating the Provided Calculation Characteristic for each Initial Timeshare Loan on the Statistical Base Data File, MORI instructed us to perform the following calculation(s):

Provided Calculation Characteristic	Calculation Methodology

Adjusted credit score

For each Initial Timeshare Loan with a SECURE_CREDIT_SCORE value of:

a.                 Less than or equal to “1” or

b.                 Greater than or equal to “900,”

as shown on the Statistical Base Data File, use the SEC_CREDIT_SCORE, as shown on the Statistical Base Data File

For each remaining Initial Timeshare Loan, use the SECURE_CREDIT_SCORE, as shown on the Statistical Base Data File

Exhibit 2 to Attachment A

MVC Sample Characteristics and MVC Source Documents

MVC Sample Characteristic	MVC Sample Data File Field Name	MVC Source Document(s)	Note

Loan number	Loan Number	MortgageServ System Screen Shots	i.
Billing country	Billing Country	MVC Contract for Purchase or MortgageServ System Screen Shots	ii.
Billing state	Billing State	MVC Contract for Purchase or MortgageServ System Screen Shots	ii.
Interest rate	Interest Rate	MVC Note or MVC Modification
Open date	Open Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure
Original term	Original Term

(a)     MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification or

(b)     MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1, MVC Closing Disclosure or MortgageServ System Screen Shots and recalculation

iii.
Original balance	Original Balance	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification
Current balance	Current Balance	MortgageServ System Screen Shots	iv.
Original loan to value	Original Loan to Value	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC HUD-1 or MVC Closing Disclosure and recalculation	v.
Next payment due date	Next Payment Due Date	MortgageServ System Screen Shots	iv.
Credit score	Credit Score (Beacon)	(a) MVC Credit Report or (b) MVC Credit Report and recalculation	vi.
Monthly payment	Monthly Payment	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification

Exhibit 2 to Attachment A

MVC Sample Characteristic	MVC Sample Data File Field Name	MVC Source Document(s)	Note

Maturity date (month/year)	Maturity Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots	vii.
Down payment	Down Payment	(a) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase or (b) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase and recalculation	viii.
Resort/project ID	Resort/Project Id	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure	ix.
Purchase price	Purchase Price	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure	x.

Exhibit 2 to Attachment A

Notes:

i.                                         For identification purposes only.

ii.                                      For the purpose of comparing the indicated MVC Sample Characteristics for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

iii.                                   For the purpose of comparing the original term MVC Sample Characteristic for each MVC Sample Timeshare Loan that does not have the original term specifically stated in the applicable MVC Source Document, MORI instructed us to recalculate the original term as the difference in months between the:

a.                                    Maturity date (month/year) and

b.                                    Open date,

both as shown in the applicable MVC Source Document.

For the purpose of the recalculation described in the preceding paragraph, MORI instructed us to use the first day of the month following the open date if the open date, as shown in the applicable MVC Source Document, falls on the 29th, 30th or 31st day of the month.

iv.                                 MORI indicated that certain of the MortgageServ System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of comparing the indicated MVC Sample Characteristics for each MVC Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the MortgageServ System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

v.                                    For the purpose of comparing the original loan to value MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to recalculate the original loan to value by:

a.                                    Dividing the:

(1)                              Original balance

by

(2)                              Purchase price,

both as shown in the applicable MVC Source Document,

b.                                    Multiplying the result obtained above by 100 and

c.                                    Rounding the result obtained above to the nearest integer.

Exhibit 2 to Attachment A

Notes:  (continued)

vi.                                 MORI instructed us not to compare the credit score MVC Sample Characteristic for MVC Sample Timeshare Loans with a credit score value of “0,” “1,” “5” or “999,” as shown on the MVC Sample Data File.

Additionally, for the purpose of comparing the credit score MVC Sample Characteristic for each MVC Sample Timeshare Loan (except for the MVC Sample Timeshare Loans described in the preceding paragraph(s) of this note), MORI instructed us to use the:

a.                                    Primary borrower credit score,

b.                                    Secondary borrower credit score or

c.                                    Recalculated average value of the primary borrower credit score and secondary borrower credit score,

all as shown in, or as recalculated using information shown in, the MVC Credit Report, and to note agreement if the credit score value, as shown on the MVC Sample Data File, agreed to the corresponding information described in either a., b. or c. above.  We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a., b. or c. above, as applicable.

vii.                              For the purpose of comparing the maturity date (month/year) MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the month and year of the maturity date, as shown on the MVC Sample Data File, agreed with the month and year of the maturity date, as shown in the applicable MVC Source Document.

viii.                           For the purpose of comparing the down payment MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the value on the MVC Sample Data File agreed with either:

a.        The corresponding information on the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,

b.        The result of adding the total amount of down payment or deposits, all as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase, or

c.        The result of subtracting the:

(1)       Total closing costs or maintenance fees, as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,

from

(2)       Result obtained in b. above,

subject to the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this note.

For the purpose of comparing the down payment MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to reconcile any differences that may exist between the applicable MVC Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.

Exhibit 2 to Attachment A

Notes:  (continued)

ix.                                 For the purpose of comparing the resort/project ID MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI:

a.                                    Instructed us to ignore differences due to abbreviation or truncation and

b.                                    Indicated that a resort/project ID value of “Aruba Ocean Club,” as shown on the MVC Sample Data File, corresponds to a resort/project ID value of “Marriott Vacation Club International of Aruba,” as shown in the applicable MVC Source Document.

x.                                    For the purpose of comparing the purchase price MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 3 to Attachment A

VSE Sample Characteristics and VSE Source Documents

VSE Sample Characteristic	VSE Sample Data File Field Name	VSE Source Document(s)	Note

Loan ID	Loan ID	VSE System Screen Shots	i.
Current loan balance	Current Loan Balance	VSE System Screen Shots	ii.
Original loan balance	Original Loan Balance	VSE Note, VSE HUD-1 or VSE System Screen Shots
Coupon rate	Coupon Rate	(a) VSE Note or VSE HUD-1 or (b) VSE Note and VSE System Screen Shots	iii.
Original term to maturity (months)	Orig term	(a) VSE Note, VSE System Screen Shots or VSE HUD-1 or (b) VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation	iv.
Remaining term to maturity (months)	Remaining Term	VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation	v.
Monthly payment	Monthly Payment	(a) VSE Note or VSE HUD-1 or (b) VSE Note and VSE System Screen Shots	vi.
Original maturity date (month/year)	Orig Maturity Date

(a)      VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement or VSE System Screen Shots or

(b)      VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation

vii.
State or country	State or Country	VSE Purchase Agreement, VSE HUD-1 or VSE System Screen Shots	viii.
Sales price	Contract Price	VSE Purchase Agreement or VSE HUD-1
Down payment	Down Payment	(a) VSE Purchase Agreement or VSE System Screen Shots or (b) VSE Purchase Agreement and/or VSE Note and recalculation	ix.

Exhibit 3 to Attachment A

VSE Sample Characteristic	VSE Sample Data File Field Name	VSE Source Document(s)	Note

Credit score	Credit Score	VSE Credit Report	x.

Notes:

i.                                         For identification purposes only.

ii.                                      MORI indicated that certain of the VSE System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of comparing the current loan balance VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the VSE System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

iii.                                   For the purpose of comparing the coupon rate VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one coupon rate, as shown in the VSE Note, MORI instructed us to use the coupon rate, as shown in the VSE Note, corresponding to the coupon rate, as shown in the VSE System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Note.

iv.                                 For the purpose of comparing the original term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original term to maturity (months) specifically stated in the applicable VSE Source Document, MORI instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.                                    Original maturity date (month/year) and

b.                                    First payment date,

both as shown in the applicable VSE Source Document.

v.                                    For the purpose of comparing the remaining term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

c.                                    Original term to maturity (months), as shown in the applicable VSE Source Document or recalculated in accordance with any other applicable note(s), and

d.                                    Seasoning, as shown on the VSE Sample Data File.

Exhibit 3 to Attachment A

Notes:  (continued)

vi.                                 For the purpose of comparing the monthly payment VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one monthly payment, as shown in the VSE Note, MORI instructed us to use the monthly payment, as shown in the VSE Note, corresponding to the monthly payment, as shown in the VSE System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Note.

vii.                              For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original maturity date (month/year) specifically stated in the applicable VSE Source Document, MORI instructed us to recalculate the original maturity date (month/year) by adding:

a.                                    The result of subtracting:

(1)                              One month

from

(2)                              The original term to maturity (months), as shown in the applicable VSE Source Document or recalculated in accordance with any other applicable note(s),

to

b.                                    The first payment date, as shown in the applicable VSE Source Document.

For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare, MORI instructed us to note agreement if the month and year of the original maturity date, as shown on the VSE Sample Data File, agreed with the month and year of the original maturity date, as shown in the applicable VSE Source Document.

viii.                           For the purpose of comparing the state or country VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

ix.                                 For the purpose of comparing the down payment VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to note agreement if the value on the VSE Sample Data File agreed with either:

a.                                    The corresponding information on the VSE Purchase Agreement or VSE System Screen Shots,

b.                                    The result of adding the total amount of down payment or deposits, all as shown in the VSE Purchase Agreement or VSE Note, or

c.                                    The result of subtracting the:

(1)                              Administrative fee, as shown in the VSE Purchase Agreement, from

(2)                              Result obtained in b. above.

We performed no procedures to reconcile any differences that may exist between the applicable VSE Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.

Exhibit 3 to Attachment A

Notes:  (continued)

x.                                    MORI instructed us not to compare the credit score VSE Sample Characteristic for VSE Sample Timeshare Loans with a credit score value of “0,” “36” or “999,” as shown on the VSE Sample Data File.

Additionally, for the purpose of comparing the credit score VSE Sample Characteristic for each VSE Sample Timeshare Loan (except for the VSE Sample Timeshare Loans described in the preceding paragraph(s) of this note), MORI instructed us to note agreement if the credit score value, as shown on the VSE Sample Data File, agreed to at least one credit score, as shown in the VSE Credit Report.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Credit Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 4 to Attachment A

HVO Sample Characteristics and HVO Source Documents

HVO Sample Characteristic	HVO Sample Data File Field Name	HVO Source Document(s)	Note

Loan ID	Loan ID	HVO System Screen Shots	i.
Current loan balance	Current Loan Balance	HVO System Screen Shots	ii.
Original loan balance	Original Loan Balance	HVO Note
Coupon rate	Coupon Rate	HVO Note or HVO System Screen Shots
Original term to maturity (months)	Orig Term	HVO Note
Remaining term to maturity (months)	Remaining Term	HVO Note and recalculation	iii.
Monthly payment	Monthly Payment	HVO Note or HVO System Screen Shots
Original maturity date (month/year)	Orig Maturity Date	HVO Note	iv.
State or country	State or Country	HVO Purchase Agreement	v.
Sales price	Contract Price	HVO Purchase Agreement
Down payment	Down Payment	(a) HVO Purchase Agreement and recalculation or (b) HVO System Screen Shots and recalculation	vi.
Credit score	Credit Score	HVO Credit Report

Exhibit 4 to Attachment A

Notes:

i.                                         For identification purposes only.

ii.                                      MORI indicated that certain of the HVO System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of comparing the current loan balance HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to only consider account activity shown in the HVO System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

iii.                                   For the purpose of comparing the remaining term to maturity (months) HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.                                    Original term to maturity (months), as shown in the HVO Note and

b.                                    Seasoning, as shown on the HVO Sample Data File.

iv.                                 For the purpose of comparing the original maturity date (month/year) HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to note agreement if the month and year of the original maturity date, as shown on the HVO Sample Data File, agreed with the month and year of the original maturity date, as shown in the HVO Note.

v.                                    For the purpose of comparing the state or country HVO Sample Characteristic for each HVO Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

vi.                                 For the purpose of comparing the down payment HVO Sample Characteristic for each HVO Sample Timeshare Loan (except for HVO Sample Timeshare Loan Numbers 5 and 7), MORI instructed us to recalculate the down payment by subtracting:

a.                                    The closing costs from

b.                                    The total deposits and closing costs due from purchaser,

both as shown in the HVO Purchase Agreement.

For the purpose of comparing the down payment HVO Sample Characteristic for HVO Sample Timeshare Loan Numbers 5 and 7, MORI instructed us to recalculate the down payment by subtracting:

a.                                    The other chgs incl. from

b.                                    The down paymnt,

both as shown in the HVO System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 5 to Attachment A

MVC Sample Characteristic Differences

MVC Sample Timeshare Loan Number	MVC Sample Characteristic	MVC Sample Data File Value	MVC Source Document Value

3	Credit score	700	764

64	Credit score	600	706

Exhibit 6 to Attachment A

HVO Sample Characteristic Differences

HVO Sample Timeshare Loan Number	HVO Sample Characteristic	HVO Sample Data File Value	HVO Source Document Value

2	Original term to maturity (months)	180	120

	Remaining term to maturity (months)	91	31

Exhibit 7 to Attachment A

Sample Characteristic Difference

Between the MVC Sample Data File and Statistical Data File

MVC Sample Timeshare Loan Number	MVC Sample Characteristic	MVC Sample Data File Value	Statistical Data File Value

24	Maturity date (month/year)	11/7/2029	2/28/2030

Exhibit 8 to Attachment A

Sample Characteristic Difference

Between the HVO Sample Data File and Statistical Data File

HVO Sample Timeshare Loan Number	HVO Sample Characteristic	HVO Sample Data File Value	Statistical Data File Value

2	Original term to maturity (months)	180	120